Voya Retirement Conservative Portfolio Expense Example - Voya Retirement Conservative Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 89
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	593
Expense Example, with Redemption, 10 Years	1,341
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	$ 774